                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry  New York, New York    May 10, 2001
    ____________________ _____________________ _________________
         [Signature]        [City, State]        [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $46,498
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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
                                                   Form 13F INFORMATION TABLE
  COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6        COLUMN 7         COLUMN 8

                                             MARKET      SHRS                   INVESTMENT
                       TITLE                 VALUE       OR        SH/ PUT/     DISCRETION       OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS   CUSIP      (X1000)     PRN AMT   PRN CALL  SOLE SHARED OTHER   MGRS     SOLE    SHARED     NONE
--------------         --------   -----      -------     -------   --------  ------------------  -----    ------------------------
AMERICAN REAL ESTATE COMMON      29169109    1,207,085     129,100            X                           129100
PARTNERS, L.P.

AMERICAN RETIREMENT  CONVERTIBLE 028913AA9   6,474,050   8,690,000            X                          4690000  4000000
5.75 CV 10/01/02

ALT LIVING (ALTERRA) CONVERTIBLE 02145KAB3   1,288,000  11,200,000            X                          5975000  5225000
5.25% CV 12/15/02

ATLANTIC REALTY      COMMON      48798102    1,465,234     193,750            X                            45350   148400
TRUST

BURNHAM PACIFIC      COMMON      12232C108   1,804,393     376,700            X                            56300   320400
PROPERTIES INC.

BANYAN STRATEGIC     COMMON      06683M102   3,903,359     734,750            X                           201150   533600
REALTY TRUST

PROGRESS ENERGY INC  COMMON      743263AA3      42,000     100,000            X                           100000
CVO

AIRLEASE LTD L.P     COMMON      9366105       165,200      14,000            X                            14000

FIRST UNION REIT     COMMON      337400105   8,073,547   3,141,458            X                          1107858  2033600

HORIZON GROUP        COMMON      44041U102     568,631     206,775            X                            96689   110086
PROPERTIES INC.

IMPERIAL PARKING     COMMON      453077109   3,647,421     157,897            X                            53052   104845
CORP

JPS INDUSTRIES       COMMON      46624E405   4,752,755   1,020,715            X                          301304    719411
COMMON

LASER MORTGAGE       COMMON      51806D100     196,000      50,000            X                            10000    40000
MGMT INC.

PERINI CORP.         PREFERRED   713839306     622,300      25,400            X                            25400
2.125 CV PFD

PRIME GROUP REALTY   COMMON      74158J103     349,000      25,000            X                            25000


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

TRUST

QUADRAMED CORP
CONV 5.25% 5/1/05    CONVERTIBLE 74730WAC5  10,118,500  20,650,000            X                           112250  9425000
SILVERLINE TECH-
TEMPORARY ADR        COMMON      828408203      59,847      18,999            X                            18999

VENTAS INC.          COMMON      92276F100   1,760,775     207,150            x                            20250   186900
GRAND TOTAL:
                                            46,498,097










































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